SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
SCHEDULE OF SHORT-TERM INVESTMENT

	September 30, 2021	September 30, 2020
Beginning balance	$-	$-
Add: purchase wealth management financial products	2,159,920	-
Less: proceeds received upon maturity of short-term investments	(470,082)	-
Foreign currency translation adjustments	13,476	-
Ending balance of short-term investments	$1,703,314	$-

SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	5–10 years
Automobiles	8 years
Office and electric equipment	3–5 years

SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2021	September 30, 2020	September 30, 2019
Period-end spot rate	US$1=RMB6.4580	US$1=RMB6.8033	US$1=RMB7.1383
Average rate	US$1=RMB6.5095	US$1=RMB7.0066	US$1=RMB6.8767

SCHEDULE OF EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30, 2021, 2020 and 2019:

	For the Years ended September 30,
	2021	2020	2019
Numerator:
Net income attributable to ordinary shareholders	$4,590,803	$3,026,673	$2,573,803

Denominator:
Weighted-average number of ordinary shares outstanding – basic	6,615,833	5,210,649	5,166,667
Outstanding options	35,967	-	-
Outstanding warrants	54,435	-	-
Potentially dilutive shares from outstanding options and warrants	90,402	-	-
Weighted-average number of ordinary shares outstanding – diluted	6,706,235	5,210,649	5,166,667
Earnings per share – basic	$0.69	$0.58	$0.50
Earnings per share – diluted	$0.68	$0.58	$0.50